Maturities Of Time Deposits Included In Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Deposits [Line Items]
2015	$ 132,109
2016	39,029
2017	18,071
2018	7,878
2019	8,972
Thereafter	0
Time Deposits	$ 206,059